UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

48046-1012                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
August 31, 2012 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (53.3%)

            TAX-EXEMPT BONDS (53.3%)

            ARIZONA (2.0%)
$   1,000   Pima County IDA                                    5.75%     9/01/2029     $      1,069
    2,250   Univ. Medical Center Corp.                         5.00      7/01/2035            2,309
                                                                                       ------------
                                                                                              3,378
                                                                                       ------------
            CALIFORNIA (2.2%)
    2,000   Monterey Peninsula USD (INS)                       5.50      8/01/2034            2,335
    4,435   West Contra Costa USD (INS)                        5.05(a)   8/01/2034            1,399
                                                                                       ------------
                                                                                              3,734
                                                                                       ------------
            COLORADO (2.3%)
    1,000   Health Facilities Auth.                            5.00     12/01/2042            1,059
    2,000   Regional Transportation District                   5.38      6/01/2031            2,287
      500   Univ. of Colorado Hospital Auth.                   5.00     11/15/2037              529
                                                                                       ------------
                                                                                              3,875
                                                                                       ------------
            CONNECTICUT (1.4%)
    6,000   Mashantucket (Western) Pequot Tribe, acquired
               9/21/1999; cost $5,583(b),(c),(d)               5.75      9/01/2027            2,366
                                                                                       ------------
            FLORIDA (6.1%)
    1,875   Escambia County Housing Finance Auth. (INS)        5.75      6/01/2031            2,137
    1,000   Jacksonville                                       5.00     10/01/2029            1,161
    2,000   Lee County IDA                                     5.00     11/01/2025            2,327
    1,300   Miami-Dade County                                  5.00     10/01/2034            1,467
    3,000   Orlando (INS)                                      5.13     11/01/2027            3,214
                                                                                       ------------
                                                                                             10,306
                                                                                       ------------
            GEORGIA (0.6%)
    1,000   Fayette County School District (INS)               4.95      3/01/2025            1,083
                                                                                       ------------
            ILLINOIS (1.4%)
    2,000   Finance Auth.                                      6.00     10/01/2032            2,375
                                                                                       ------------
            INDIANA (3.3%)
      500   Ball State Univ. of Indiana                        5.00      7/01/2030              569
    1,250   Finance Auth.                                      5.38     11/01/2032            1,387
      550   Health and Educational Facility Financing Auth.    5.25      2/15/2036              569
    3,000   Rockport (INS)                                     4.63      6/01/2025            3,114
                                                                                       ------------
                                                                                              5,639
                                                                                       ------------

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1  | USAA Growth and Tax Strategy Fund

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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            KENTUCKY (0.7%)
$   1,000   Economic Dev. Finance Auth. (INS)                  6.00%    12/01/2033     $      1,116
                                                                                       ------------
            LOUISIANA (1.3%)
      985   Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                      6.55      9/01/2025            1,160
    1,000   Parish of St. John the Baptist                     5.13      6/01/2037            1,061
                                                                                       ------------
                                                                                              2,221
                                                                                       ------------
            MICHIGAN (1.8%)
    3,000   Hospital Finance Auth. (INS)                       5.00     11/15/2026            3,114
                                                                                       ------------
            MISSOURI (0.9%)
    1,500   Health and Educational Facility Financing Auth.    5.38      2/01/2035            1,534
                                                                                       ------------
            NEW JERSEY (2.6%)
    1,000   EDA                                                5.00      6/15/2029            1,109
    2,000   EDA                                                5.00      9/01/2033            2,206
    1,000   Middlesex County Improvement Auth.                 5.00      8/15/2023            1,030
                                                                                       ------------
                                                                                              4,345
                                                                                       ------------
            NEW MEXICO (1.3%)
    1,000   Farmington                                         4.88      4/01/2033            1,036
    1,000   Farmington                                         5.90      6/01/2040            1,109
                                                                                       ------------
                                                                                              2,145
                                                                                       ------------
            NEW YORK (7.3%)
    1,000   Dormitory Auth.                                    5.50      5/01/2037            1,139
    3,000   MTA                                                5.00     11/15/2030            3,185
    1,000   New York City                                      5.25      8/15/2023            1,219
    1,500   New York City Housing Dev. Corp. (INS)             5.00      7/01/2025            1,598
    2,000   New York City Trust for Cultural Resources         5.00     12/01/2039            2,211
    8,455   Oneida County IDA (INS)                            4.65(a)   7/01/2035            3,066
                                                                                       ------------
                                                                                             12,418
                                                                                       ------------
            NORTH CAROLINA (0.6%)
    1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)         4.88      1/15/2032            1,107
                                                                                       ------------
            PUERTO RICO (0.6%)
    1,000   Commonwealth (INS)                                 5.00      7/01/2035            1,075
                                                                                       ------------
            RHODE ISLAND (0.1%)
      205   Housing and Mortgage Finance Corp.                 6.85     10/01/2024              205
                                                                                       ------------
            SOUTH CAROLINA (1.4%)
    2,000   Piedmont Municipal Power Agency (INS)              5.75      1/01/2034            2,384
                                                                                       ------------
            TENNESSEE (0.4%)
    2,000   Knox County Health, Educational and Housing
               Facilities Board                                5.01(a)   1/01/2035              670
                                                                                       ------------
            TEXAS (11.8%)
    2,000   Duncanville ISD (NBGA)                             4.63      2/15/2029            2,131
    2,000   El Paso (INS)                                      4.75      8/15/2033            2,155
    2,000   Hidalgo County Health Services Corp.               5.00      8/15/2026            2,057
    2,000   Houston Utility Systems (INS)                      5.13      5/15/2028            2,130

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   5,675   Lewisville (INS)                                   5.80%     9/01/2025     $      6,179
    1,500   Manor ISD (NBGA)                                   5.00      8/01/2037            1,697
    1,000   Pflugerville (INS)(PRE)                            5.00      8/01/2028            1,044
    1,500   Public Finance Auth. (INS)                         5.00      2/15/2036            1,539
    1,000   San Leanna Education Facilities Corp.              4.75      6/01/2032            1,030
                                                                                       ------------
                                                                                             19,962
                                                                                       ------------
            WASHINGTON (1.5%)
    1,500   Economic Dev. Finance Auth. (INS)                  5.00      6/01/2038            1,569
    1,000   Vancouver Downtown Redevelopment Auth. (INS)       5.00      1/01/2023              904
                                                                                       ------------
                                                                                              2,473
                                                                                       ------------
            WEST VIRGINIA (0.9%)
    1,500   Pleasants County                                   5.25     10/15/2037            1,581
                                                                                       ------------
            WYOMING (0.8%)
    1,250   Laramie County                                     5.00      5/01/2037            1,368
                                                                                       ------------
            Total Tax-Exempt Bonds (cost: $86,986)                                           90,474
                                                                                       ------------
            Total Tax-exempt Securities
            (cost: $86,986)                                                                  90,474
                                                                                       ------------

---------------------------------------------------------------------------------------------------

NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------
            TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.1%)

            MONEY MARKET FUNDS (0.1%)
   95,868   Ssga Tax Free Money Market Fund, 0.00% (e)(cost: $96)                                96
                                                                                       ------------

---------------------------------------------------------------------------------------------------

            BLUE CHIP STOCKS (45.3%)

            CONSUMER DISCRETIONARY (5.0%)
            -----------------------------
            ADVERTISING (0.1%)
    2,760   Interpublic Group of Companies, Inc.                                                 29
    1,760   Omnicom Group, Inc.                                                                  91
                                                                                       ------------
                                                                                                120
                                                                                       ------------
            APPAREL RETAIL (0.3%)
      620   Abercrombie & Fitch Co. "A"                                                          22
    1,600   Gap, Inc.                                                                            57
    1,450   Limited Brands, Inc.                                                                 71
    1,350   Ross Stores, Inc.                                                                    94
    4,570   TJX Companies, Inc.                                                                 209
      300   Urban Outfitters, Inc.*                                                              11
                                                                                       ------------
                                                                                                464
                                                                                       ------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,740   Coach, Inc.                                                                         101
      310   Fossil, Inc.*                                                                        26

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3  | USAA Growth and Tax Strategy Fund

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
      420   Polo Ralph Lauren Corp.                                                    $         67
      510   VF Corp.                                                                             78
                                                                                       ------------
                                                                                                272
                                                                                       ------------
            AUTO PARTS & EQUIPMENT (0.1%)
      800   BorgWarner, Inc.*                                                                    55
    4,140   Johnson Controls, Inc.                                                              113
                                                                                       ------------
                                                                                                168
                                                                                       ------------
            AUTOMOBILE MANUFACTURERS (0.1%)
   22,821   Ford Motor Co.                                                                      213
                                                                                       ------------
            AUTOMOTIVE RETAIL (0.1%)
      610   AutoNation, Inc.*                                                                    25
      230   AutoZone, Inc.*                                                                      83
    1,390   CarMax, Inc.*                                                                        42
      550   O'Reilly Automotive, Inc.*                                                           47
                                                                                       ------------
                                                                                                197
                                                                                       ------------
            BROADCASTING (0.1%)
    3,910   CBS Corp. "B"                                                                       142
    1,080   Discovery Communications, Inc. "A"*                                                  59
      630   Scripps Networks Interactive "A"                                                     38
                                                                                       ------------
                                                                                                239
                                                                                       ------------
            CABLE & SATELLITE (0.6%)
    1,140   Cablevision Systems Corp. "A"                                                        17
   16,102   Comcast Corp. "A"                                                                   540
    3,850   DIRECTV*                                                                            200
    1,899   Time Warner Cable, Inc.                                                             169
                                                                                       ------------
                                                                                                926
                                                                                       ------------
            CASINOS & GAMING (0.0%)
    1,260   International Game Technology                                                        15
      260   Wynn Resorts Ltd.                                                                    27
                                                                                       ------------
                                                                                                 42
                                                                                       ------------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,680   Best Buy Co., Inc.                                                                   30
      570   GameStop Corp. "A"                                                                   11
                                                                                       ------------
                                                                                                 41
                                                                                       ------------
            CONSUMER ELECTRONICS (0.0%)
      510   Harman International Industries, Inc.                                                23
                                                                                       ------------
            DEPARTMENT STORES (0.2%)
    1,150   J.C. Penney Co., Inc.                                                                30
    1,230   Kohl's Corp.                                                                         64
    2,500   Macy's, Inc.                                                                        101
    1,300   Nordstrom, Inc.                                                                      75
      270   Sears Holdings Corp.*                                                                14
                                                                                       ------------
                                                                                                284
                                                                                       ------------
            DISTRIBUTORS (0.0%)
    1,110   Genuine Parts Co.                                                                    70
                                                                                       ------------
            EDUCATION SERVICES (0.0%)
      620   Apollo Group, Inc. "A"*                                                              17
      360   DeVry, Inc.                                                                           7
                                                                                       ------------
                                                                                                 24
                                                                                       ------------
            FOOTWEAR (0.1%)
    2,250   NIKE, Inc. "B"                                                                      219
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.2%)
      390   Big Lots, Inc.                                                                       12
    1,240   Dollar Tree, Inc.*                                                                   60

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                                                   Portfolio of Investments |  4

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,060   Family Dollar Stores, Inc.                                                 $         67
    3,970   Target Corp.                                                                        254
                                                                                       ------------
                                                                                                393
                                                                                       ------------
            HOME FURNISHINGS (0.0%)
      570   Leggett & Platt, Inc.                                                                14
                                                                                       ------------
            HOME IMPROVEMENT RETAIL (0.4%)
    9,220   Home Depot, Inc.                                                                    523
    7,040   Lowe's Companies, Inc.                                                              201
                                                                                       ------------
                                                                                                724
                                                                                       ------------
            HOMEBUILDING (0.1%)
    2,180   D.R. Horton, Inc.                                                                    42
      620   Lennar Corp. "A"                                                                     20
    2,360   Pulte Group, Inc.*                                                                   32
                                                                                       ------------
                                                                                                 94
                                                                                       ------------
            HOMEFURNISHING RETAIL (0.1%)
    1,480   Bed Bath & Beyond, Inc.*                                                             99
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    2,540   Carnival Corp.                                                                       88
    1,716   Marriott International, Inc. "A"                                                     65
    1,440   Starwood Hotels & Resorts Worldwide, Inc.                                            79
    1,090   Wyndham Worldwide Corp.                                                              57
                                                                                       ------------
                                                                                                289
                                                                                       ------------
            HOUSEHOLD APPLIANCES (0.0%)
      530   Whirlpool Corp.                                                                      40
                                                                                       ------------
            HOUSEWARES & SPECIALTIES (0.0%)
    2,180   Newell Rubbermaid, Inc.                                                              39
                                                                                       ------------
            INTERNET RETAIL (0.5%)
    2,240   Amazon.com, Inc.*                                                                   556
      575   Expedia, Inc.                                                                        30
      310   Netflix, Inc.*                                                                       19
      260   Priceline.com, Inc.*                                                                157
      815   Tripadvisor, Inc.                                                                    27
                                                                                       ------------
                                                                                                789
                                                                                       ------------
            LEISURE PRODUCTS (0.1%)
    1,030   Hasbro, Inc.                                                                         39
    1,650   Mattel, Inc.                                                                         58
                                                                                       ------------
                                                                                                 97
                                                                                       ------------
            MOTORCYCLE MANUFACTURERS (0.0%)
    1,720   Harley-Davidson, Inc.                                                                72
                                                                                       ------------
            MOVIES & ENTERTAINMENT (0.8%)
   13,380   News Corp. "A"                                                                      313
    5,923   Time Warner, Inc.                                                                   246
    3,830   Viacom, Inc. "B"                                                                    191
   11,135   Walt Disney Co.                                                                     551
                                                                                       ------------
                                                                                              1,301
                                                                                       ------------
            PUBLISHING (0.1%)
    1,870   Gannett Co., Inc.                                                                    29
    1,940   McGraw-Hill Companies, Inc.                                                          99
                                                                                       ------------
                                                                                                128
                                                                                       ------------
            RESTAURANTS (0.6%)
      150   Chipotle Mexican Grill, Inc.*                                                        43
      230   Darden Restaurants, Inc.                                                             12
    6,500   McDonald's Corp.                                                                    582
    5,150   Starbucks Corp.                                                                     255

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5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    2,600   Yum! Brands, Inc.                                                          $        166
                                                                                       ------------
                                                                                              1,058
                                                                                       ------------
            SPECIALIZED CONSUMER SERVICES (0.0%)
    1,670   H&R Block, Inc.                                                                      28
                                                                                       ------------
            SPECIALTY STORES (0.0%)
    1,530   Staples, Inc.                                                                        17
      720   Tiffany & Co.                                                                        44
                                                                                       ------------
                                                                                                 61
                                                                                       ------------
            TIRES & RUBBER (0.0%)
    1,400   Goodyear Tire & Rubber Co.*                                                          17
                                                                                       ------------
            Total Consumer Discretionary                                                      8,545
                                                                                       ------------
            CONSUMER STAPLES (5.0%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    3,750   Archer-Daniels-Midland Co.                                                          100
                                                                                       ------------
            BREWERS (0.0%)
    1,000   Molson Coors Brewing Co. "B"                                                         45
                                                                                       ------------
            DISTILLERS & VINTNERS (0.1%)
    1,070   Beam, Inc.                                                                           62
      730   Brown-Forman Corp. "B"                                                               47
      980   Constellation Brands, Inc. "A"*                                                      32
                                                                                       ------------
                                                                                                141
                                                                                       ------------
            DRUG RETAIL (0.3%)
    7,732   CVS Caremark Corp.                                                                  352
    5,210   Walgreen Co.                                                                        186
                                                                                       ------------
                                                                                                538
                                                                                       ------------
            FOOD DISTRIBUTORS (0.1%)
    3,290   Sysco Corp.                                                                         100
                                                                                       ------------
            FOOD RETAIL (0.1%)
    2,780   Kroger Co.                                                                           62
    1,460   Safeway, Inc.                                                                        23
    1,070   Whole Foods Market, Inc.                                                            103
                                                                                       ------------
                                                                                                188
                                                                                       ------------
            HOUSEHOLD PRODUCTS (0.9%)
      690   Clorox Co.                                                                           50
    3,080   Colgate-Palmolive Co.                                                               328
    2,120   Kimberly-Clark Corp.                                                                177
   16,193   Procter & Gamble Co.                                                              1,088
                                                                                       ------------
                                                                                              1,643
                                                                                       ------------
            HYPERMARKETS & SUPER CENTERS (0.6%)
    2,400   Costco Wholesale Corp.                                                              235
   10,450   Wal-Mart Stores, Inc.                                                               759
                                                                                       ------------
                                                                                                994
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.7%)
      640   Campbell Soup Co.                                                                    23
    2,630   ConAgra Foods, Inc.                                                                  66
    1,080   Dean Foods Co.                                                                       18
    4,550   General Mills, Inc.                                                                 179
    1,565   H.J. Heinz Co.                                                                       87
      910   Hershey Co.                                                                          65
       30   Hormel Foods Corp.                                                                    1
      828   J.M. Smucker Co.                                                                     70
    1,490   Kellogg Co.                                                                          75
   10,560   Kraft Foods, Inc. "A"                                                               439

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                                                   Portfolio of Investments |  6

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,040   McCormick & Co., Inc.                                                      $         64
    1,371   Mead Johnson Nutrition Co.                                                          101
    1,740   Tyson Foods, Inc. "A"                                                                27
                                                                                       ------------
                                                                                              1,215
                                                                                       ------------
            PERSONAL PRODUCTS (0.1%)
    2,310   Avon Products, Inc.                                                                  35
    1,480   Estee Lauder Companies, Inc. "A"                                                     89
                                                                                       ------------
                                                                                                124
                                                                                       ------------
            SOFT DRINKS (1.1%)
    2,560   Coca Cola Enterprises, Inc.                                                          76
   26,980   Coca-Cola Co.                                                                     1,009
    1,290   Dr. Pepper Snapple Group, Inc.                                                       58
      460   Monster Beverage Corp.*                                                              27
    9,433   PepsiCo, Inc.                                                                       683
                                                                                       ------------
                                                                                              1,853
                                                                                       ------------
            TOBACCO (0.9%)
   12,240   Altria Group, Inc.                                                                  416
      815   Lorillard, Inc.                                                                     102
   10,570   Philip Morris International, Inc.                                                   944
    1,870   Reynolds American, Inc.                                                              86
                                                                                       ------------
                                                                                              1,548
                                                                                       ------------
            Total Consumer Staples                                                            8,489
                                                                                       ------------
            ENERGY (5.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    1,577   Alpha Natural Resources, Inc.*                                                        9
    1,380   CONSOL Energy, Inc.                                                                  42
    1,510   Peabody Energy Corp.                                                                 33
                                                                                       ------------
                                                                                                 84
                                                                                       ------------
            INTEGRATED OIL & GAS (2.6%)
   12,200   Chevron Corp.                                                                     1,368
   28,713   Exxon Mobil Corp.                                                                 2,507
    1,830   Hess Corp.                                                                           92
    1,120   Murphy Oil Corp.                                                                     58
    5,190   Occidental Petroleum Corp.                                                          441
                                                                                       ------------
                                                                                              4,466
                                                                                       ------------
            OIL & GAS DRILLING (0.2%)
      420   Diamond Offshore Drilling, Inc.                                                      28
    1,400   Ensco plc "A"                                                                        80
      640   Helmerich & Payne, Inc.                                                              29
    1,710   Nabors Industries Ltd.*                                                              25
    1,500   Noble Corp.                                                                          57
      720   Rowan Companies plc "A"*                                                             26
                                                                                       ------------
                                                                                                245
                                                                                       ------------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    2,657   Baker Hughes, Inc.                                                                  121
    1,400   Cameron International Corp.*                                                         76
    1,380   FMC Technologies, Inc.*                                                              65
    5,590   Halliburton Co.                                                                     183
    2,540   National-Oilwell Varco, Inc.                                                        200
    8,052   Schlumberger Ltd.                                                                   583
                                                                                       ------------
                                                                                              1,228
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    3,020   Anadarko Petroleum Corp.                                                            209
    2,270   Apache Corp.                                                                        195
    1,060   Cabot Oil & Gas Corp.                                                                44
    3,960   Chesapeake Energy Corp.                                                              77

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7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    7,710   ConocoPhillips                                                             $        438
    2,350   Denbury Resources, Inc.*                                                             36
    2,440   Devon Energy Corp.                                                                  141
    1,600   EOG Resources, Inc.                                                                 173
      880   EQT Corp.                                                                            47
    4,260   Marathon Oil Corp.                                                                  119
      810   Newfield Exploration Co.*                                                            26
      970   Noble Energy, Inc.                                                                   85
      740   Pioneer Natural Resources Co.                                                        72
    1,030   QEP Resources, Inc.                                                                  30
      760   Range Resources Corp.                                                                50
    1,590   Southwestern Energy Co.*                                                             49
    1,383   WPX Energy, Inc.                                                                     22
                                                                                       ------------
                                                                                              1,813
                                                                                       ------------
            OIL & GAS REFINING & MARKETING (0.2%)
    1,895   Marathon Petroleum Corp.                                                             98
    3,875   Phillips 66 Co.                                                                     163
      650   Sunoco, Inc.                                                                         31
      480   Tesoro Corp.                                                                         19
    3,220   Valero Energy Corp.                                                                 100
                                                                                       ------------
                                                                                                411
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    2,708   Kinder Morgan, Inc.                                                                  97
    4,060   Spectra Energy Corp.                                                                115
    4,150   Williams Companies, Inc.                                                            134
                                                                                       ------------
                                                                                                346
                                                                                       ------------
            Total Energy                                                                      8,593
                                                                                       ------------
            FINANCIALS (6.6%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    1,865   Ameriprise Financial, Inc.                                                          102
    7,235   Bank of New York Mellon Corp.                                                       163
      783   BlackRock, Inc.                                                                     138
       40   Federated Investors, Inc. "B"                                                         1
      860   Franklin Resources, Inc.                                                            101
    3,300   Invesco Ltd.                                                                         78
      750   Legg Mason, Inc.                                                                     19
    1,300   Northern Trust Corp.(f)                                                              60
    2,970   State Street Corp.                                                                  124
    1,970   T. Rowe Price Group, Inc.                                                           121
                                                                                       ------------
                                                                                                907
                                                                                       ------------
            CONSUMER FINANCE (0.5%)
    6,470   American Express Co.                                                                377
    3,510   Capital One Financial Corp.                                                         199
    3,520   Discover Financial Services                                                         136
    3,810   SLM Corp.                                                                            60
                                                                                       ------------
                                                                                                772
                                                                                       ------------
            DIVERSIFIED BANKS (0.9%)
    1,300   Comerica, Inc.                                                                       40
   11,380   U.S. Bancorp                                                                        380
   32,150   Wells Fargo & Co.                                                                 1,094
                                                                                       ------------
                                                                                              1,514
                                                                                       ------------
            INSURANCE BROKERS (0.1%)
    1,590   Aon plc                                                                              83
    2,820   Marsh & McLennan Companies, Inc.                                                     96
                                                                                       ------------
                                                                                                179
                                                                                       ------------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    6,470   Charles Schwab Corp.                                                                 87

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,825   E*Trade Financial Corp.*                                                   $         16
    2,960   Goldman Sachs Group, Inc.                                                           313
    6,990   Morgan Stanley                                                                      105
                                                                                       ------------
                                                                                                521
                                                                                       ------------
            LIFE & HEALTH INSURANCE (0.4%)
    2,830   AFLAC, Inc.                                                                         131
    2,199   Lincoln National Corp.                                                               51
    6,350   MetLife, Inc.                                                                       217
    1,820   Principal Financial Group, Inc.                                                      50
    2,825   Prudential Financial, Inc.                                                          154
      742   Torchmark Corp.                                                                      38
    1,250   Unum Group                                                                           24
                                                                                       ------------
                                                                                                665
                                                                                       ------------
            MULTI-LINE INSURANCE (0.2%)
    4,450   American International Group, Inc.*                                                 153
      700   Assurant, Inc.                                                                       25
    3,680   Genworth Financial, Inc. "A"*                                                        19
    2,900   Hartford Financial Services Group, Inc.                                              52
    2,116   Loews Corp.                                                                          86
                                                                                       ------------
                                                                                                335
                                                                                       ------------
            MULTI-SECTOR HOLDINGS (0.0%)
      950   Leucadia National Corp.                                                              20
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   65,293   Bank of America Corp.                                                               521
   16,861   Citigroup, Inc.                                                                     501
   22,989   JPMorgan Chase & Co.                                                                854
                                                                                       ------------
                                                                                              1,876
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    1,670   ACE Ltd.                                                                            123
    3,040   Allstate Corp.                                                                      113
   10,458   Berkshire Hathaway, Inc. "B"*                                                       882
    1,990   Chubb Corp.                                                                         147
      970   Cincinnati Financial Corp.                                                           38
    3,740   Progressive Corp.                                                                    73
    2,350   Travelers Companies, Inc.                                                           152
    2,680   XL Group plc                                                                         62
                                                                                       ------------
                                                                                              1,590
                                                                                       ------------
            REAL ESTATE SERVICES (0.0%)
    1,990   CBRE Group, Inc. "A"*                                                                35
                                                                                       ------------
            REGIONAL BANKS (0.5%)
    4,130   BB&T Corp.                                                                          130
    5,810   Fifth Third Bancorp                                                                  88
    1,786   First Horizon National Corp.                                                         16
    5,110   Huntington Bancshares, Inc.                                                          34
    6,620   KeyCorp                                                                              56
      660   M&T Bank Corp.                                                                       57
    3,195   PNC Financial Services Group, Inc.                                                  199
    9,790   Regions Financial Corp.                                                              68
    3,200   SunTrust Banks, Inc.                                                                 81
    1,310   Zions Bancorp.                                                                       25
                                                                                       ------------
                                                                                                754
                                                                                       ------------
            REITs - DIVERSIFIED (0.1%)
    1,238   Vornado Realty Trust                                                                101
                                                                                       ------------
            REITs - INDUSTRIAL (0.1%)
    2,803   ProLogis, Inc.                                                                       96
                                                                                       ------------

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            REITs - OFFICE (0.1%)
    1,050   Boston Properties, Inc.                                                    $        118
                                                                                       ------------
            REITs - RESIDENTIAL (0.1%)
      730   Apartment Investment & Management Co. "A"                                            19
      510   AvalonBay Communities, Inc.                                                          72
    2,215   Equity Residential Properties Trust                                                 134
                                                                                       ------------
                                                                                                225
                                                                                       ------------
            REITs - RETAIL (0.2%)
    2,670   Kimco Realty Corp.                                                                   54
    2,004   Simon Property Group, Inc.                                                          318
                                                                                       ------------
                                                                                                372
                                                                                       ------------
            REITs - SPECIALIZED (0.4%)
    2,210   American Tower Corp.                                                                156
    2,430   HCP, Inc.                                                                           111
    1,260   Health Care REIT, Inc.                                                               74
    4,342   Host Hotels & Resorts, Inc.                                                          66
      800   Plum Creek Timber Co., Inc.                                                          33
      615   Public Storage                                                                       89
    1,720   Ventas, Inc.                                                                        113
    3,017   Weyerhaeuser Co.                                                                     75
                                                                                       ------------
                                                                                                717
                                                                                       ------------
            SPECIALIZED FINANCE (0.2%)
    2,140   CME Group, Inc.                                                                     118
      440   IntercontinentalExchange, Inc.*                                                      60
    1,370   Moody's Corp.                                                                        54
      840   NASDAQ OMX Group, Inc.                                                               19
    1,530   NYSE Euronext                                                                        38
                                                                                       ------------
                                                                                                289
                                                                                       ------------
            THRIFTS & MORTGAGE FINANCE (0.0%)
    3,630   Hudson City Bancorp, Inc.                                                            26
    1,150   People's United Financial, Inc.                                                      14
                                                                                       ------------
                                                                                                 40
                                                                                       ------------
            Total Financials                                                                 11,126
                                                                                       ------------
            HEALTH CARE (5.3%)
            ------------------
            BIOTECHNOLOGY (0.7%)
    1,130   Alexion Pharmaceuticals, Inc.*                                                      121
    4,740   Amgen, Inc.                                                                         398
    1,340   Biogen Idec, Inc.*                                                                  196
    2,670   Celgene Corp.*                                                                      192
    4,500   Gilead Sciences, Inc.*                                                              260
                                                                                       ------------
                                                                                              1,167
                                                                                       ------------
            HEALTH CARE DISTRIBUTORS (0.2%)
    1,930   AmerisourceBergen Corp.                                                              74
    2,310   Cardinal Health, Inc.                                                                91
    1,450   McKesson Corp.                                                                      126
      720   Patterson Companies, Inc.                                                            25
                                                                                       ------------
                                                                                                316
                                                                                       ------------
            HEALTH CARE EQUIPMENT (0.8%)
    3,470   Baxter International, Inc.                                                          204
    1,310   Becton, Dickinson and Co.                                                            99
    8,660   Boston Scientific Corp.*                                                             47
      600   C.R. Bard, Inc.                                                                      59
    1,315   CareFusion Corp.*                                                                    34
    2,600   Covidien plc                                                                        146
      580   Edwards Lifesciences Corp.*                                                          59
      230   Intuitive Surgical, Inc.*                                                           113

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    6,290   Medtronic, Inc.                                                            $        256
    1,880   St. Jude Medical, Inc.                                                               71
    1,950   Stryker Corp.                                                                       104
      830   Varian Medical Systems, Inc.*                                                        49
    1,130   Zimmer Holdings, Inc.                                                                70
                                                                                       ------------
                                                                                              1,311
                                                                                       ------------
            HEALTH CARE FACILITIES (0.0%)
    3,270   Tenet Healthcare Corp.                                                               17
                                                                                       ------------
            HEALTH CARE SERVICES (0.3%)
      570   DaVita, Inc.*                                                                        55
    4,819   Express Scripts, Inc.*                                                              302
      615   Laboratory Corp. of America Holdings*                                                54
      640   Quest Diagnostics, Inc.                                                              39
                                                                                       ------------
                                                                                                450
                                                                                       ------------
            HEALTH CARE SUPPLIES (0.0%)
    1,150   DENTSPLY International, Inc.                                                         42
                                                                                       ------------
            HEALTH CARE TECHNOLOGY (0.0%)
      860   Cerner Corp.*                                                                        63
                                                                                       ------------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    2,000   Agilent Technologies, Inc.                                                           74
    1,439   Life Technologies Corp.*                                                             69
      680   PerkinElmer, Inc.                                                                    19
    2,200   Thermo Fisher Scientific, Inc.                                                      126
      690   Waters Corp.*                                                                        55
                                                                                       ------------
                                                                                                343
                                                                                       ------------
            MANAGED HEALTH CARE (0.4%)
    2,120   Aetna, Inc.                                                                          81
    1,490   CIGNA Corp.                                                                          68
    1,170   Coventry Health Care, Inc.                                                           49
    1,000   Humana, Inc.                                                                         70
    6,400   UnitedHealth Group, Inc.                                                            348
    2,020   WellPoint, Inc.                                                                     121
                                                                                       ------------
                                                                                                737
                                                                                       ------------
            PHARMACEUTICALS (2.7%)
    9,330   Abbott Laboratories                                                                 611
    1,800   Allergan, Inc.                                                                      155
    9,626   Bristol-Myers Squibb Co.                                                            318
    6,140   Eli Lilly and Co.                                                                   276
    1,600   Forest Laboratories, Inc.*                                                           56
      910   Hospira, Inc.*                                                                       31
   16,510   Johnson & Johnson                                                                 1,113
   18,423   Merck & Co., Inc.                                                                   793
    2,530   Mylan, Inc.*                                                                         60
      520   Perrigo Co.                                                                          57
   45,284   Pfizer, Inc.                                                                      1,080
      840   Watson Pharmaceuticals, Inc.*                                                        68
                                                                                       ------------
                                                                                              4,618
                                                                                       ------------
            Total Health Care                                                                 9,064
                                                                                       ------------
            INDUSTRIALS (4.6%)
            ------------------
            AEROSPACE & DEFENSE (1.1%)
    4,340   Boeing Co.                                                                          310
    2,190   General Dynamics Corp.                                                              144
    4,610   Honeywell International, Inc.                                                       269
      540   L-3 Communications Holdings, Inc.                                                    38
    1,690   Lockheed Martin Corp.                                                               154
    1,200   Northrop Grumman Corp.                                                               80
    1,010   Precision Castparts Corp.                                                           163

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,635   Raytheon Co.                                                               $         92
    1,230   Rockwell Collins, Inc.                                                               60
    2,070   Textron, Inc.                                                                        55
    5,410   United Technologies Corp.                                                           432
                                                                                       ------------
                                                                                              1,797
                                                                                       ------------
            AIR FREIGHT & LOGISTICS (0.4%)
      990   C.H. Robinson Worldwide, Inc.                                                        56
    1,110   Expeditors International of Washington, Inc.                                         41
    2,230   FedEx Corp.                                                                         195
    5,370   United Parcel Service, Inc. "B"                                                     396
                                                                                       ------------
                                                                                                688
                                                                                       ------------
            AIRLINES (0.0%)
    4,640   Southwest Airlines Co.                                                               41
                                                                                       ------------
            BUILDING PRODUCTS (0.0%)
    2,100   Masco Corp.                                                                          30
                                                                                       ------------
            COMMERCIAL PRINTING (0.0%)
    1,080   R.R. Donnelley & Sons Co.                                                            12
                                                                                       ------------
            CONSTRUCTION & ENGINEERING (0.1%)
    1,020   Fluor Corp.                                                                          53
      640   Jacobs Engineering Group, Inc.*                                                      25
    1,260   Quanta Services, Inc.*                                                               30
                                                                                       ------------
                                                                                                108
                                                                                       ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    3,945   Caterpillar, Inc.                                                                   337
    1,060   Cummins, Inc.                                                                       103
    2,480   Deere & Co.                                                                         186
      610   Joy Global, Inc.                                                                     32
    2,102   PACCAR, Inc.                                                                         84
                                                                                       ------------
                                                                                                742
                                                                                       ------------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
      670   Cintas Corp.                                                                         27
    1,020   Iron Mountain, Inc.                                                                  34
                                                                                       ------------
                                                                                                 61
                                                                                       ------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      900   Cooper Industries plc                                                                66
    4,390   Emerson Electric Co.                                                                223
    1,110   Rockwell Automation, Inc.                                                            80
      510   Roper Industries, Inc.                                                               52
                                                                                       ------------
                                                                                                421
                                                                                       ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,486   Republic Services, Inc.                                                              69
      480   Stericycle, Inc.*                                                                    44
    2,265   Waste Management, Inc.                                                               78
                                                                                       ------------
                                                                                                191
                                                                                       ------------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750   Robert Half International, Inc.                                                      20
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (1.2%)
    4,190   3M Co.                                                                              388
    3,670   Danaher Corp.                                                                       197
   63,640   General Electric Co.                                                              1,318
    2,440   Tyco International Ltd.                                                             137
                                                                                       ------------
                                                                                              2,040
                                                                                       ------------
            INDUSTRIAL MACHINERY (0.4%)
    1,320   Dover Corp.                                                                          77
    2,420   Eaton Corp.                                                                         108

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
      440   Flowserve Corp.                                                            $         56
    2,510   Illinois Tool Works, Inc.                                                           149
    1,860   Ingersoll-Rand plc                                                                   87
      850   Pall Corp.                                                                           47
      940   Parker-Hannifin Corp.                                                                75
    1,253   Stanley Black & Decker, Inc.                                                         83
    1,040   Xylem, Inc.                                                                          25
                                                                                       ------------
                                                                                                707
                                                                                       ------------
            OFFICE SERVICES & SUPPLIES (0.0%)
      660   Avery Dennison Corp.                                                                 21
    1,210   Pitney Bowes, Inc.                                                                   16
                                                                                       ------------
                                                                                                 37
                                                                                       ------------
            RAILROADS (0.4%)
    7,340   CSX Corp.                                                                           165
    1,410   Norfolk Southern Corp.                                                              102
    3,170   Union Pacific Corp.                                                                 385
                                                                                       ------------
                                                                                                652
                                                                                       ------------
            RESEARCH & CONSULTING SERVICES (0.0%)
      270   Dun & Bradstreet Corp.                                                               22
      720   Equifax, Inc.                                                                        33
                                                                                       ------------
                                                                                                 55
                                                                                       ------------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860   Fastenal Co.                                                                         80
      480   W.W. Grainger, Inc.                                                                  99
                                                                                       ------------
                                                                                                179
                                                                                       ------------
            TRUCKING (0.0%)
      360   Ryder System, Inc.                                                                   14
                                                                                       ------------
            Total Industrials                                                                 7,795
                                                                                       ------------
            INFORMATION TECHNOLOGY (9.2%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
    2,900   Adobe Systems, Inc.*                                                                 91
    1,090   Autodesk, Inc.*                                                                      34
    1,240   Citrix Systems, Inc.*                                                                96
    1,640   Intuit, Inc.                                                                         96
      770   Salesforce.com, Inc.*                                                               112
                                                                                       ------------
                                                                                                429
                                                                                       ------------
            COMMUNICATIONS EQUIPMENT (0.9%)
   32,365   Cisco Systems, Inc.                                                                 617
      400   F5 Networks, Inc.*                                                                   39
      790   Harris Corp.                                                                         37
    1,770   JDS Uniphase Corp.*                                                                  20
    3,200   Juniper Networks, Inc.*                                                              56
    1,775   Motorola Solutions, Inc.                                                             85
   10,370   QUALCOMM, Inc.                                                                      637
                                                                                       ------------
                                                                                              1,491
                                                                                       ------------
            COMPUTER HARDWARE (2.4%)
    5,650   Apple, Inc.                                                                       3,758
    8,570   Dell, Inc.*                                                                          91
   11,970   Hewlett-Packard Co.                                                                 202
                                                                                       ------------
                                                                                              4,051
                                                                                       ------------
            COMPUTER STORAGE & PERIPHERALS (0.4%)
   12,490   EMC Corp.                                                                           328
      560   Lexmark International, Inc. "A"                                                      12
    2,190   NetApp, Inc.*                                                                        76
    1,600   SanDisk Corp.*                                                                       66

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    2,210   Seagate Technology plc                                                     $         71
    1,370   Western Digital Corp.*                                                               57
                                                                                       ------------
                                                                                                610
                                                                                       ------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    2,960   Automatic Data Processing, Inc.                                                     172
    1,110   Computer Sciences Corp.                                                              36
    1,230   Fidelity National Information Services, Inc.                                         39
      850   Fiserv, Inc.*                                                                        60
      610   MasterCard, Inc. "A"                                                                258
    1,630   Paychex, Inc.                                                                        54
       70   Total System Services, Inc.                                                           2
    3,010   Visa, Inc. "A"                                                                      386
    3,045   Western Union Co.                                                                    53
                                                                                       ------------
                                                                                              1,060
                                                                                       ------------
            ELECTRONIC COMPONENTS (0.1%)
    1,270   Amphenol Corp. "A"                                                                   77
    9,200   Corning, Inc.                                                                       111
                                                                                       ------------
                                                                                                188
                                                                                       ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
       90   FLIR Systems, Inc.                                                                    2
                                                                                       ------------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,520   Jabil Circuit, Inc.                                                                  35
    1,060   Molex, Inc.                                                                          28
    2,590   TE Connectivity Ltd.                                                                 91
                                                                                       ------------
                                                                                                154
                                                                                       ------------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
      960   Electronic Arts, Inc.*                                                               13
                                                                                       ------------
            INTERNET SOFTWARE & SERVICES (0.9%)
    1,250   Akamai Technologies, Inc.*                                                           47
    6,960   eBay, Inc.*                                                                         330
    1,540   Google, Inc. "A"*                                                                 1,055
      790   VeriSign, Inc.                                                                       38
    7,060   Yahoo!, Inc.*                                                                       103
                                                                                       ------------
                                                                                              1,573
                                                                                       ------------
            IT CONSULTING & OTHER SERVICES (1.1%)
    3,900   Accenture plc "A"                                                                   240
    2,120   Cognizant Technology Solutions Corp. "A"*                                           136
    7,170   International Business Machines Corp.                                             1,397
    1,670   SAIC, Inc.                                                                           21
    1,005   Teradata Corp.*                                                                      77
                                                                                       ------------
                                                                                              1,871
                                                                                       ------------
            OFFICE ELECTRONICS (0.0%)
    8,163   Xerox Corp.                                                                          60
                                                                                       ------------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    7,760   Applied Materials, Inc.                                                              91
      990   KLA-Tencor Corp.                                                                     51
      682   Lam Research Corp.*                                                                  23
    1,340   Teradyne, Inc.*                                                                      21
                                                                                       ------------
                                                                                                186
                                                                                       ------------
            SEMICONDUCTORS (0.9%)
    4,440   Advanced Micro Devices, Inc.                                                         16
    2,050   Altera Corp.                                                                         76
    2,280   Analog Devices, Inc.                                                                 91
    3,120   Broadcom Corp. "A"                                                                  111
      350   First Solar, Inc.*                                                                    7
   29,830   Intel Corp.                                                                         741

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,440   Linear Technology Corp.                                                    $         48
    3,380   LSI Corp.*                                                                           26
    1,370   Microchip Technology, Inc.                                                           48
    5,990   Micron Technology, Inc.*                                                             37
    3,700   NVIDIA Corp.*                                                                        52
    6,890   Texas Instruments, Inc.                                                             200
    1,570   Xilinx, Inc.                                                                         53
                                                                                       ------------
                                                                                              1,506
                                                                                       ------------
            SYSTEMS SOFTWARE (1.4%)
    1,425   BMC Software, Inc.*                                                                  59
    2,160   CA, Inc.                                                                             56
   44,755   Microsoft Corp.                                                                   1,379
   23,477   Oracle Corp.                                                                        743
    1,150   Red Hat, Inc.*                                                                       65
    4,370   Symantec Corp.*                                                                      78
                                                                                       ------------
                                                                                              2,380
                                                                                       ------------
            Total Information Technology                                                     15,574
                                                                                       ------------
            MATERIALS (1.5%)
            ----------------
            ALUMINUM (0.0%)
    6,120   Alcoa, Inc.                                                                          52
                                                                                       ------------
            CONSTRUCTION MATERIALS (0.0%)
      760   Vulcan Materials Co.                                                                 30
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.4%)
    7,240   Dow Chemical Co.                                                                    212
    5,510   E.I. du Pont de Nemours & Co.                                                       274
      940   Eastman Chemical Co.                                                                 52
      350   FMC Corp.                                                                            19
    1,230   PPG Industries, Inc.                                                                136
                                                                                       ------------
                                                                                                693
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.1%)
    5,742   Freeport-McMoRan Copper & Gold, Inc.                                                207
      500   Titanium Metals Corp.                                                                 6
                                                                                       ------------
                                                                                                213
                                                                                       ------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      410   CF Industries Holdings, Inc.                                                         85
    3,180   Monsanto Co.                                                                        277
    1,640   Mosaic Co.                                                                           95
                                                                                       ------------
                                                                                                457
                                                                                       ------------
            GOLD (0.1%)
    2,900   Newmont Mining Corp.                                                                147
                                                                                       ------------
            INDUSTRIAL GASES (0.2%)
    1,235   Air Products & Chemicals, Inc.                                                      102
      170   Airgas, Inc.                                                                         14
    2,150   Praxair, Inc.                                                                       227
                                                                                       ------------
                                                                                                343
                                                                                       ------------
            METAL & GLASS CONTAINERS (0.0%)
    1,380   Ball Corp.                                                                           58
      950   Owens-Illinois, Inc.*                                                                17
                                                                                       ------------
                                                                                                 75
                                                                                       ------------
            PAPER PACKAGING (0.0%)
      140   Bemis Co., Inc.                                                                       4
                                                                                       ------------
            PAPER PRODUCTS (0.1%)
    3,430   International Paper Co.                                                             119

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,340   MeadWestvaco Corp.                                                         $         38
                                                                                       ------------
                                                                                                157
                                                                                       ------------
            SPECIALTY CHEMICALS (0.2%)
    1,510   Ecolab, Inc.                                                                         97
      570   International Flavors & Fragrances, Inc.                                             35
      520   Sherwin-Williams Co.                                                                 74
      950   Sigma-Aldrich Corp.                                                                  67
                                                                                       ------------
                                                                                                273
                                                                                       ------------
            STEEL (0.1%)
      580   Allegheny Technologies, Inc.                                                         17
      420   Cliffs Natural Resources, Inc.                                                       15
    1,860   Nucor Corp.                                                                          70
      870   United States Steel Corp.                                                            17
                                                                                       ------------
                                                                                                119
                                                                                       ------------
            Total Materials                                                                   2,563
                                                                                       ------------
            TELECOMMUNICATION SERVICES (1.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   35,380   AT&T, Inc.                                                                        1,296
    3,741   CenturyLink, Inc.                                                                   158
    7,129   Frontier Communications Corp.                                                        33
   17,025   Verizon Communications, Inc.                                                        731
    4,096   Windstream Corp.                                                                     41
                                                                                       ------------
                                                                                              2,259
                                                                                       ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    1,510   Crown Castle International Corp.*                                                    96
    2,100   MetroPCS Communications, Inc.*                                                       20
   18,130   Sprint Nextel Corp.*                                                                 88
                                                                                       ------------
                                                                                                204
                                                                                       ------------
            Total Telecommunication Services                                                  2,463
                                                                                       ------------
            UTILITIES (1.6%)
            ----------------
            ELECTRIC UTILITIES (0.9%)
    2,820   American Electric Power Co., Inc.                                                   121
    4,432   Duke Energy Corp.                                                                   287
    1,730   Edison International                                                                 76
      990   Entergy Corp.                                                                        67
    5,078   Exelon Corp.                                                                        185
    2,320   FirstEnergy Corp.                                                                   101
    3,140   NextEra Energy, Inc.                                                                211
    1,380   Northeast Utilities                                                                  52
    1,750   Pepco Holdings, Inc.                                                                 34
      850   Pinnacle West Capital Corp.                                                          44
    3,500   PPL Corp.                                                                           103
    5,000   Southern Co.                                                                        227
                                                                                       ------------
                                                                                              1,508
                                                                                       ------------
            GAS UTILITIES (0.1%)
      650   AGL Resources, Inc.                                                                  26
    1,260   ONEOK, Inc.                                                                          56
    1,410   Sempra Energy                                                                        93
                                                                                       ------------
                                                                                                175
                                                                                       ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    3,900   AES Corp.*                                                                           44
    1,620   NRG Energy, Inc.                                                                     35
                                                                                       ------------
                                                                                                 79
                                                                                       ------------
            MULTI-UTILITIES (0.6%)
    1,840   Ameren Corp.                                                                         60

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    2,760   CenterPoint Energy, Inc.                                                   $         56
      770   CMS Energy Corp.                                                                     18
    1,680   Consolidated Edison, Inc.                                                           102
    3,360   Dominion Resources, Inc.                                                            176
      920   DTE Energy Co.                                                                       54
      601   Integrys Energy Group, Inc.                                                          33
    2,170   NiSource, Inc.                                                                       53
    2,420   PG&E Corp.                                                                          105
    3,040   Public Service Enterprise Group, Inc.                                                96
      880   SCANA Corp.                                                                          42
    1,670   TECO Energy, Inc.                                                                    29
    1,740   Wisconsin Energy Corp.                                                               66
    1,980   Xcel Energy, Inc.                                                                    55
                                                                                       ------------
                                                                                                945
                                                                                       ------------
            Total Utilities                                                                   2,707
                                                                                       ------------
            Total Blue Chip Stocks (cost: $45,521)                                           76,919
                                                                                       ------------

            TOTAL INVESTMENTS (COST: $132,603)                                         $    167,489
                                                                                       ============

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------

                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL      INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                         $          --    $    90,474      $         --     $     90,474
Tax-Exempt Securities:
  Tax-Exempt Money Market Instruments:
  Money Market Funds                                96             --                --               96
Blue Chip Stocks                                76,919             --                --           76,919
--------------------------------------------------------------------------------------------------------
Total                                    $      77,015    $    90,474      $         --     $    167,489
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through August 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

18  | USAA Growth and Tax Strategy Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax- exempt bonds valued based on methods discussed in Note A4.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $38,715,000 and $3,829,000, respectively, resulting in net unrealized appreciation of $34,886,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $169,627,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

REIT    Real estate investment trust
USD     Unified School District

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2012, was $2,366,000, which represented 1.4% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Rate represents the money market fund annualized seven-day yield at August 31, 2012.
(f) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
*   Non-income-producing security.

================================================================================

21  | USAA Growth and Tax Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.